Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - BRL (R$) R$ in Millions		Sep. 30, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash and bank accounts		R$ 92	R$ 74
Cash and bank accounts – Abroad	[1]	25	25
Financial investments	[2]	4,093	2,451
Total cash and cash equivalents		R$ 4,210	R$ 2,550

[1]	As of September 30, 2022, the Company had funds held abroad, of which R$25 in US Dollars (R$25 in US dollars on December 31, 2021).
[2]	As of September 30, 2022, the financial investments refer to repurchase and resale agreements and Bank Deposit Certificates – CDB, with a weighted average interest rate of 86.66% of the CDI – Interbank Deposit Certificate (109.64% of the CDI as of December 31, 2021) and redeemable in less than 90 days from the investment date, without loss of income.